Note 3 - Going Concern (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Working Capital Surplus (Deficit)	$ 31,754
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total	8,616	$ (22,818)	$ (14,773)
Net Cash Provided by (Used in) Operating Activities, Total	16,061	$ 6,040	$ 19,194
Contractual Obligation, Total	213,405
Due to Affiliate, Current	$ 24,370
Series F Perpetual Preferred Shares [Member]
Shares Exchanged for Working Capital Deficit (in shares)	2,437,000